Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of defined benefit plans [line items]
Net defined benefit plan expense recognized in net income	$ 1,897	$ 1,436	$ 1,400
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	68	55	55
Past service cost	(32)
Net interest (income) expense	(3)	(5)	(4)
Special termination benefits	9
Plan administration costs	2	1	1
Net defined benefit plan expense recognized in net income	44	51	52
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	3	3	3
Past service cost	(1)
Net interest (income) expense	5	6	6
Net defined benefit plan expense recognized in net income	$ 7	$ 9	$ 9